CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY/DEFICIT (USD $)	Series B Preferred Stock	Series C Preferred Stock	Common Stock	Additional Paid-In Capital	Promissory Notes Receivable net	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2008	$ 0	$ 0	$ 429,448	$ 53,459,172	$ 0	$ (89,817,604)	$ (35,928,984)
Beginning Balance, Shares at Dec. 31, 2008	0	0	429,448,381
Convertible debentures redemptions, shares			63,009,884
Convertible debentures redemptions, amount			63,010	5,965,243			6,028,253
Debt and preferred stock conversions, shares			104,412,687
Debt and preferred stock conversions, amount			104,413	9,299,147			9,403,560
Issuance of stock in settlement of accounts payable, shares			39,380,847
Issuance of stock in settlement of accounts payable, amount			39,381	5,259,767			5,299,148
Issuance of stock in payment of debt issue costs for preferred stock credit facility, shares			24,900,000
Issuance of stock in payment of debt issue costs for preferred stock credit facility, amount			24,900	4,706,100			4,731,000
Issuance of common stock for legal services, shares			375,000
Issuance of common stock for legal services, amount			375	37,875			38,250
Issuance of common stock on cashless warrant exercise, shares			2,122,495
Issuance of common stock on cashless warrant exercise, amount			2,122	284,332			286,454
Accrued dividends on Series B and C Preferred Stock							0
Option compensation charges				817,444			817,444
Net loss						(36,758,208)	(36,758,208)
Ending Balance, Amount at Dec. 31, 2009	0	0	663,649	79,829,080	0	(126,575,812)	(46,083,083)
Ending Balance, Shares at Dec. 31, 2009	0	0	663,649,294
Convertible debentures redemptions, shares			144,311,100
Convertible debentures redemptions, amount			144,311	9,582,742			9,727,053
Debt and preferred stock conversions, shares			34,822,169
Debt and preferred stock conversions, amount			34,822	3,379,286			3,414,108
Issuance of common stock on cashless warrant exercise, shares			36,390,745
Issuance of common stock on cashless warrant exercise, amount			36,391	12,805,631			12,842,022
Conversions of amended convertible promissory notes, shares			211,916,152
Conversions of amended convertible promissory notes, amount			211,916	9,545,273			9,757,189
Common stock issued to executives for compensation			107,051,697
Common stock issued to executives for compensation			107,052	9,527,601			9,634,653
Common stock issued to directors for board compensation, shares			16,773,597
Common stock issued to directors for board compensation, amount			16,774	1,543,439			1,560,213
Issuance of stock for financing costs, shares			1,959,142
Issuance of stock for financing costs, amount			1,959	396,552			398,511
Issuance of Series B preferred stock, shares	1,000
Issuance of Series B preferred stock, amount	1			9,999,999			10,000,000
Common stock issued upon exercise of Series B preferred stock warrants, shares			95,870,362
Common stock issued upon exercise of Series B preferred stock warrants, amount			95,870	9,884,893	(9,980,763)
Shares issued for settlements, Shares			120,875,143
Shares issued for settlements, Amount			120,875	13,760,283			13,881,158
Accrued dividends on Series B and C Preferred Stock				196,986		(196,986)
Accretion of note receivable discount Series B and C Preferred Stock					(196,607)	196,607
Option compensation charges				967,722			967,722
Issuance of Series C preferred stock, Shares		400
Issuance of Series C preferred stock, Amount				4,000,000			4,000,000
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Shares			6,206,961
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Amount			6,207	614,489			620,696
Net loss						(54,373,332)	(54,373,332)
Ending Balance, Amount at Dec. 31, 2010	1	0	1,439,826	166,033,976	(10,177,370)	(180,949,523)	(23,653,090)
Ending Balance, Shares at Dec. 31, 2010	1,000	400	1,439,826,362
Convertible debentures redemptions, shares			1,519,077
Convertible debentures redemptions, amount			1,519	150,390			151,909
Issuance of stock in settlement of accounts payable, shares			23,205,895
Issuance of stock in settlement of accounts payable, amount			23,206	2,998,693			3,021,899
Issuance of common stock on cashless warrant exercise, shares			1,386,126
Issuance of common stock on cashless warrant exercise, amount			1,386	196,276			197,662
Common stock issued to executives for compensation			15,571,152
Common stock issued to executives for compensation			15,571	2,658,389			2,673,960
Issuance of stock for financing costs, shares			133,645,953
Issuance of stock for financing costs, amount			133,646	22,029,270			22,162,916
Shares issued for services, Shares			2,381,406
Shares issued for services, Amount			2,381	473,519			475,900
Accrued dividends on Series B and C Preferred Stock				1,432,661		(1,432,661)
Accretion of note receivable discount Series B and C Preferred Stock					(1,371,865)	1,371,865
Option compensation charges				3,856,502			3,856,502
Issuance of Series C preferred stock, Shares		750
Issuance of Series C preferred stock, Amount		1		7,499,999			7,500,000
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Shares			73,796,597
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Amount			73,797	9,786,161	(9,859,958)
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Shares			14,759,319
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Amount			14,759	1,957,233	(1,971,992)
Net loss						(72,795,119)	(72,795,119)
Ending Balance, Amount at Dec. 31, 2011	1	1	1,743,569	229,319,208	(23,381,185)	(253,805,438)	(46,123,844)
Ending Balance, Shares at Dec. 31, 2011	1,000	1,150	1,743,569,255
Shares issued for settlements, Shares			296,405,268
Shares issued for settlements, Amount			296,405	35,044,893			35,341,298
Shares issued for services, Shares			6,473,980
Shares issued for services, Amount			6,474	833,559			840,033
Accrued dividends on Series B and C Preferred Stock				948,712		(948,712)	0
Accretion of note receivable discount Series B and C Preferred Stock					(954,927)	954,927
Option compensation charges				2,093,657			2,093,657
Issuance of Series C preferred stock, Shares		450
Issuance of Series C preferred stock, Amount		1		4,499,999			4,500,000
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Shares			54,805,817
Issuance of Common Stock to Series C Preferred Stock holder for note receivable, Amount			54,806	3,803,438	(3,858,244)
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Shares			10,961,164
Common stock issued upon exercise of Series C Preferred Stock warrants and issuance of note receivable, Amount			10,961	760,688	(771,649)
Net loss						(9,671,933)	(9,671,933)
Ending Balance, Amount at Jun. 30, 2012	$ 1	$ 2	$ 2,112,215	$ 277,304,154	$ (28,966,005)	$ (263,471,156)	$ (13,020,789)
Ending Balance, Shares at Jun. 30, 2012	1,000	1,600	2,112,215,484